Share-based compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Summary of Stock Option Activity
	September 30, 2022
	Number of options	Weighted average exercise price $	Weighted average remaining contractual term	Aggregate intrinsic value
Outstanding, beginning of period	756,703	7.85
Expired	(125,627)	7.94
Forfeited	(114,990)	7.93
Outstanding, end of period	516,086	7.56	3.85	-
Vested and expected to vest in the future	519,569	7.56	4.70	-
Exercisable	412,586	7.50	3.85	-

	December 31, 2021
	Number of options	Weighted average exercise price $	Weighted average remaining contractual term	Aggregate intrinsic value

Outstanding, beginning of period	-	-
Replacement options issued (i)	1,113,006	7.76
Granted during the period	-	-
Exercised	(9,477)	6.56
Expired	(96,100)	9.07
Forfeited	(250,726)	7.36

Outstanding, end of period	756,703	7.85	8.14 years	$0.00

Vested and expected to vest in the future	715,088	7.86	8.02 years	$0.25

Exercisable	476,191	7.87	7.72 years	$0.25

Summary of Fair Value To Pre-acquisition and Post-acquisition Services On The Basis of The Period of Time Vested
Fair value
Allocated to pre-acquisition services (i)	$3,847,633
Allocated to post-combination services	5,116,866
Total fair value of Replacement Options	$8,964,499

Summary of Equity Instruments Other Than Options Rights To Trading Price Consideration Vesting Schedule
	Number of shares	Fair value on January 15, 2021
Tranche 1	215,608	$2,597,618
Tranche 2	215,608	2,314,652
Tranche 3	215,608	2,066,609
	646,824	$6,978,879

Summary of Equity Instruments Other Than Options Rights To Trading Price Consideration Activity
Number of Rights
Outstanding, beginning of period	-
Rights awarded	646,824
Forfeited	(283,974)

Outstanding, end of period	362,850

Summary of Share-based Payment Award Stock Options Valuation Assumptions
	Replacement Options	RSUs equity-settled
Dividend yield	-	-
Expected volatility	72%	-
Risk-free interest rate	0.17% - 0.71%	-
Share price	$12.66	-
Grant date fair value	$7.75 - $9.54	$3.35 – $12.66
Fair value on December 31, 2021	N/A	N/A

Summary of Share-based Compensation Expense
	Three months ended		Nine months ended
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
Replacement options	$38,011	$518,725	$317,518	$1,815,332
Equity-settled RSUs and PSUs	1,023,108	2,900,036	4,446,771	4,810,532
Cash-settled RSUs	-	(72,588)	-	5,765,003
Rights to contingent consideration	-	266,483	-	5,059,953
	$1,061,119	$3,612,656	$4,764,289	$17,450,820

	December 31, 2021	December 31, 2020
Replacement options	$1,920,392	$-
Equity-settled RSUs	8,271,869	-
Cash-settled RSUs	5,134,262	-
Rights to contingent consideration	5,129,774	-
	$20,456,297	$-

Equity Settled Restricted Stock Units RSU [Member]
Summary of Share Based Compensation RSU Award Activity
	September 30, 2022
	Number of RSUs	Weighted average grant date fair value $	Number of PSUs	Weighted average grant date fair value $
Outstanding, beginning of period	3,160,020	7.21	150,000	7.01
Granted	2,290,050	0.99	2,510,000	1.04
Vested	(1,017,430)	7.57	(86,250)	7.01
Forfeited	(738,248)	6.57	(125,000)	1.04
Outstanding, end of period	3,694,392	3.39	2,448,750	1.19

	December 31, 2021
	Number of RSUs	Weighted average grant date fair value
Outstanding, beginning of period	-	-
Granted	2,852,392	8.01
Modified	1,708,696	1.99
Vested	(717,486)	10.23
Forfeited	(533,582)	-

Outstanding, end of period	3,310,020	7.21

Cash Settled Restricted Stock Units [Member]
Summary of Share Based Compensation RSU Award Activity
	December 31, 2021
	Number of RSUs	Weighted average grant date fair value
Non-vested, beginning of period	-	-
Granted	2,253,696	1.99
Modified	(1,708,696)	1.99
Vested	(288,150)	-
Forfeited	(256,850)	1.95
Non-vested, end of period	-	-